Long-term debt - Additional Information (Detail) $ in Millions, $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2021 CAD ($)		Mar. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Nov. 24, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Percentage of long-term debt instruments exposed to changes in short-term interest rates				82.00%		82.00%	87.00%	87.00%
Total long term debt	$ 391.0	[1]		$ 391.0	[1]		$ 451.8
Business combination, percentage of inetrest acquired	45.00%			45.00%					45.00%
Letters of credit outstanding	$ 5.0			$ 5.0			5.0
Senior Secured Notes [member]
Disclosure of detailed information about borrowings [line items]
Repayment of senior notes				5.1		$ 4.1	0.0	$ 5.7
Letters of credit outstanding	$ 0.0			$ 0.0			$ 0.0		$ 37.7
Non cash loss on financial instruments			$ 2.3
Peace River Oil Partnership [member]
Disclosure of detailed information about borrowings [line items]
Total long term debt										$ 16.3
Business combination, percentage of inetrest acquired	100.00%			100.00%					100.00%	45.00%
Repayment Of Loans				$ 0.3
Limited Recourse Loan [member]
Disclosure of detailed information about borrowings [line items]
Credit facilities maturity	December 31, 2022
Interest rate	10.50%			10.50%					10.50%
Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Available borrowing facilities	$ 260.0			$ 260.0
Non Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Available borrowing facilities	106.8			106.8
Syndicated credit facility [member]
Disclosure of detailed information about borrowings [line items]
Available borrowing facilities	$ 366.8			$ 366.8
Syndicated credit facility [member] | Amendement Syndicated Credit Facilities Maturity Date And Revolving Date [Member]
Disclosure of detailed information about borrowings [line items]
Credit facilitites revolving date				May 31, 2022		May 31, 2022
Credit facilities maturity				November 30, 2022		November 30, 2022

[1]	The 2022 figure includes $321.5 million related to the syndicated credit facility and non-revolving term loan that are due for renewal in 2022 and $54.9 million of senior notes and $16.0 million related to the PROP limited recourse amortizing loan that both mature in 2022. Refer to Note 6 for further details. Historically, the Company has successfully renewed its syndicated credit facility.